TAX STATUS (Details)	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
TAX STATUS
Determination letter obtained	true
Determination letter date	Apr. 13, 2022
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
TAX STATUS
Tax qualification status	us-gaap:QualifiedPlanMember